Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP CASH RESERVE
Entity Central Index Key	0000230173
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000162386 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Investments Ultrashort Fund
Class Name	Institutional Class
Trading Symbol	DULTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Investments Ultrashort Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$20	0.40%
*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40% [1]
Net Assets	$ 116,276,611
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 55,068
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$116,276,611
Total number of portfolio holdings	56
Total advisory fees paid	$55,068
Portfolio turnover rate	37%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Commercial Papers	51.47%
Non-Agency Asset-Backed Securities	42.74%
Short-Term Investments	3.50%
Collateralized Debt Obligations	1.61%
Agency Commercial Mortgage-Backed Security	0.64%

[1]	Annualized